Remaining Unsatisfied Performance Obligations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Southland Holdings Llc [Member]
Schedule of remaining unsatisfied performance obligations

(Amounts in thousands)	Backlog
Balance: December 31, 2019	$2,283,716
New contracts, change orders, and adjustments	1,641,629
Gross backlog	3,925,345
Less: contract revenue recognized in 2020	(1,027,964)
Balance: December 31, 2020	$2,897,381
New contracts, change orders, and adjustments	592,393
Gross backlog	3,489,774
Less: contract revenue recognized in 2021	(1,271,201)
Balance December 31, 2021	$2,218,573

Southland Holding Llc [Member]
Schedule shows a reconciliation of backlog

(Amounts in thousands)	Backlog
Balance December 31, 2021	$2,218,573
New contracts, change orders, and adjustments	1,018,825
Gross backlog	3,237,398
Less: contract revenue recognized in 2022	(866,977)
Balance September 30, 2022	$2,370,421